Fair value - Financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets measured at amortized cost
Cash & cash equivalents	€ 140,867	€ 196,028	€ 111,538	€ 128,897
Financial assets at fair value through profit or loss
Convertible loan	3,494	3,560	6,203
Financial assets at fair value through OCI
Non-listed equity investments	307	399	3,842
Carrying value
Financial assets measured at amortized cost
Trade receivables (current)	51,043	41,541	30,871
Other financial assets (non-current)	404	2,696	712
Other current non-trade receivables	2,021	1,696	1,618
Cash & cash equivalents	140,867	196,028	111,538
Total financial assets measured at amortised cost	194,335	241,961	144,739
Financial assets at fair value through profit or loss
Derivatives	261	1,770	23
Convertible loan	3,494	3,560	6,203
Total financial assets measured at fair value through profit and loss	3,755	5,330	6,226
Financial assets at fair value through OCI
Non-listed equity investments	307	399	3,842
Total financial assets at fair value through OCI	307	399	3,842
Fair value
Financial assets measured at amortized cost
Trade receivables (current)	51,043	41,541	30,871
Other financial assets (non-current)	404	2,696	712
Other current non-trade receivables	2,021	1,696	1,618
Cash & cash equivalents	140,867	196,028	111,538
Total financial assets measured at amortised cost	€ 194,335	€ 241,961	€ 144,739